SCHEDULE OF REVENUE RECOGNITION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total net revenue		$ 9,362,022	$ 2,532,499
Health Care, Patient Service [Member]
Product Information [Line Items]
Total net revenue	[1]	8,175,670	2,199,558
Histology Service Fees [Member]
Product Information [Line Items]
Total net revenue		1,103,751	272,660
Medical Director Fees [Member]
Product Information [Line Items]
Total net revenue		66,576	19,324
Department of Defense Observational Studies [Member]
Product Information [Line Items]
Total net revenue		8,654	19,442
Other Revenues [Member]
Product Information [Line Items]
Total net revenue		$ 7,371	$ 21,515

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $516,000 and $35,000 for the years ended December 31, 2024 and 2023.